Ordinary shares, preference shares and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)
Notional contract amount	£ 52,342,870		£ 47,412,915
Total AT1 equity instruments	10,691		9,693
Barclays Bank PLC
Total AT1 equity instruments	15,398		14,400
AT1 equity instruments | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 10,691		9,693
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	7.875%	7.875%
Total AT1 equity instruments	£ 0		1,000
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	7.875%	7.875%
Notional contract amount | $		$ 1,500
Total AT1 equity instruments	£ 0		1,136
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	7.25%	7.25%
Total AT1 equity instruments	£ 500		500
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	7.75%	7.75%
Notional contract amount | $		$ 2,500
Total AT1 equity instruments	£ 1,925		1,925
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	5.875%	5.875%
Total AT1 equity instruments	£ 623		623
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.00%	8.00%
Notional contract amount | $		$ 2,000
Total AT1 equity instruments	£ 1,509		1,509
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	7.125%	7.125%
Total AT1 equity instruments	£ 299		299
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	6.375%	6.375%
Total AT1 equity instruments	£ 495		495
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	6.125%	6.125%
Notional contract amount | $		$ 1,500
Total AT1 equity instruments	£ 1,134		1,134
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Interest rate	4.375%	4.375%
Notional contract amount | $		$ 1,500
Total AT1 equity instruments	£ 1,072		1,072
AT1 equity instruments | 8.300% Perpetual Subordinated Contingent Convertible Securities (SGD450m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.30%	8.30%
Notional contract amount | $		$ 450
Total AT1 equity instruments	£ 263		0
AT1 equity instruments | 8.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Interest rate	8.875%	8.875%
Total AT1 equity instruments	£ 1,237		0
AT1 equity instruments | 8.000% Perpetual Subordinated Contingent Convertible Securities (USD2,000 m) | Fixed interest rate | Barclays Bank PLC
Interest rate	8.00%	8.00%
Notional contract amount | $		$ 2,000
Total AT1 equity instruments	£ 1,634		£ 0